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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  30-Sep-02
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mark S. Siegel
                 ----------------------------------
   Address:      1801 Century Park East Suite 1111
                 ----------------------------------
                 Los Angeles, CA 90067
                 ----------------------------------

                 -------------------------------

Form 13F File Number: 28-4186
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark S. Siegel
         -------------------------------
Title:   President
         -------------------------------
Phone:   (310) 843-0050
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Mark S. Siegel                 Los Angeles, California     10/2/2002
   -------------------------------    -----------------------   -------------
           [Signature]                  [City, State]              [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                      FORM 13F INFORMATION TABLE

   Name of Reporting Manager: REMY INVESTORS AND CONSULTANTS, INC.



                                                                                                           ----------------------
                                                                                                                SEC USE ONLY
                                                                                                           ----------------------
        ITEM 1             ITEM 2     ITEM 3   ITEM 4   ITEM 5              ITEM 6                ITEM 7           ITEM 8
------------------------- --------- --------- -------- --------- ------------------------------ ---------- ----------------------
                                                                     INVESTMENT DISCRETION
                           TITLE OF            VALUE    SHRS OF           SHARED       SHARED     OTHER       VOTING AUTHORITY
   NAME OF ISSUER           CLASS     CUSIP   (x$1000)  PRN AMT  SOLE     INSTR V      OTHER     MANAGERS   SOLE   SHARED   NONE
------------------------- --------- --------- -------- --------- -----  ---------- ------------ ---------- ------ -------- ------

PATTERSON-UTI ENERGY      COMMON    703481101 120,650  4,729,524 x                                         x
 CORP.

VARIFLEX, INC.            COMMON    922242102   5,550  1,666,667 x                                         x

VIACOM, INC.              COMMON    925524308  20,931    516,168 x                                         x

DISCOVERY LABS, INC.      COMMON    254668106     558    296,560 x                                         x

   COLUMN TOTALS                              147,688


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total:   $147,688
                                        --------------------
                                            (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE